Company information - Equity financing (Details) € / shares in Units, $ / shares in Units, € in Thousands							1 Months Ended					12 Months Ended
	May 07, 2025 EUR (€) € / shares shares	Dec. 19, 2024 EUR (€) € / shares shares	Oct. 17, 2024 EUR (€) € / shares shares	Jul. 18, 2024	Jan. 04, 2024 € / shares shares	Aug. 31, 2023 EUR (€) € / shares shares	Nov. 30, 2025 EUR (€) € / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	May 31, 2025 EUR (€) € / shares shares	Nov. 30, 2022 shares	Dec. 31, 2025 EUR (€) $ / € € / shares shares	Dec. 31, 2024 EUR (€) $ / € € / shares shares	Dec. 31, 2023 EUR (€) $ / €	Nov. 12, 2025 USD ($)	Jul. 07, 2025 $ / €	May 09, 2025 $ / €	Dec. 11, 2024 € / shares shares	Oct. 14, 2024 EUR (€) $ / €	Dec. 12, 2023 $ / €	May 22, 2023 $ / €
Company information
Nominal value | € / shares												€ 0.01
Proceeds from issuance of shares												€ 206,441	€ 57,338	€ 30,589
Transaction costs related to capital increase												17,134	9,605	€ 2,511
Issue of prefunded warrants												58,206	€ 58,234
Derivative financial liabilities												€ 119,385
Exchange rate at the end of period | $ / €												1.175	1.0389	1.105
2024 Financing arrangement in three tranches
Company information
Gross proceeds										€ 115,600
Tranche I, phase I, 2024 Financing arrangement in three tranches
Company information
Gross proceeds													€ 94,100
Net proceeds													86,600
Tranche I, phase II, 2024 Financing arrangement in three tranches
Company information
Gross proceeds		€ 21,400											21,400
Net proceeds		€ 20,100											€ 20,100
Tranche II, 2024 Financing arrangement in three tranches
Company information
Gross proceeds	€ 115,600									115,600
Net proceeds	€ 108,500									108,500
ATM
Company information
Maximum aggregate sales proceeds | $									$ 100,000,000
Percentage of dilution subject to regulatory limit									30.00%
Rolling period									12 months
August 2023
Company information
Gross proceeds from issuance of equity and royalty certificates						€ 35,700
Number of shares issued during the period | shares						9,618,638
Nominal value | € / shares						€ 0.01
Subscription price | € / shares						€ 3.18
Proceeds from issuance of shares						€ 30,600
Net proceeds from issuing shares						28,000
Transaction costs related to capital increase						€ 2,500
Percentage of discount to volume weighted average trading price of Company's ADS						0.22%
Maximum | 2024 Financing arrangement in three tranches
Company information
Structured Financing amount																			€ 348,000
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Structured Financing amount										€ 348,000									€ 116,000
ADS | Registered underwritten public offering
Company information
Maximum aggregate sales proceeds | $								$ 172,500,000
Number of shares issued during the period | shares							44,805,193	44,805,193
Number of ordinary shares represented by each ADS							1
Price per share | $ / shares								$ 3.85
Proceeds from issuance of shares							€ 149,000	$ 172,500,000
Net proceeds from issuing shares							€ 139,400	$ 161,200,000
ADS | Upsized underwritten public offering including underwriters' options, at the market program
Company information
Number of shares issued during the period | shares							44,805,193	44,805,193
Nominal value | € / shares							€ 0.01
Number of ordinary shares represented by each ADS							1
Price per share | (per share)							€ 3.33	$ 3.85
Proceeds from issuance of shares							€ 149,000	$ 172,500,000
Net proceeds from issuing shares							€ 139,400	$ 161,200,000
Exchange rate at the end of period | $															1.1576
T1 New Share | Tranche I, phase I, 2024 Financing arrangement in three tranches
Company information
Number of shares issued during the period | shares			34,600,507										34,600,507
Price per share | € / shares			€ 1.35										€ 1.35
T1 bis Shares | Tranche I, phase II, 2024 Financing arrangement in three tranches
Company information
Number of shares issued during the period | shares		7,872,064											7,872,064
Price per share | € / shares		€ 1.35											€ 1.35
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Company information
Number of shares issued during the period | shares	42,488,883		42,488,883							42,488,883
Nominal value | € / shares	€ 0.01
Price per share | € / shares	€ 1.35		€ 1.35
Proceeds from issuance of shares	€ 57,400		€ 57,400
ABSAs | Tranche II, 2024 Financing arrangement in three tranches
Company information
Subscription price per unit | € / shares										€ 1.35
Proceeds from issuance of shares										€ 57,400
Finance contract with EIB
Company information
Number of warrants issued | shares											2,266,023
Finance contract with EIB, second tranche (Tranche B)
Company information
Number of warrants issued | shares					3,144,654
Number of shares per warrant | shares					1							5.05	2.13
Exercise price of warrant | € / shares					€ 3.95
Subscription price per warrant | € / shares					€ 0.01
2024 Royalty Certificates
Company information
Percentage of right annual royalties on future net sales for royalty certificate holders												3.00%
Term of royalty certificate				14 years
2023 Royalty Certificates
Company information
Percentage of right annual royalties on future net sales for royalty certificate holders												2.00%
T2 New Shares Call options | Tranche II, 2024 Financing arrangement in three tranches
Company information
Derivative financial liabilities										78,200
T2 BSA Call options | Tranche II, 2024 Financing arrangement in three tranches
Company information
Derivative financial liabilities										€ 79,900
T1 BSA Warrants | Tranche I, phase I, 2024 Financing arrangement in three tranches
Company information
Gross proceeds			94,100
Net proceeds			€ 86,600
Number of warrants issued | shares			35,399,481										35,399,481
Number of shares callable by warrants | shares			35,399,481										35,399,481
Exercise price of warrant | € / shares			€ 0.01										€ 0.01
Subscription price per warrant | € / shares			€ 1.34										€ 1.34
T1 bis BSA Warrants | Tranche I, phase II, 2024 Financing arrangement in three tranches
Company information
Number of warrants issued | shares		8,053,847											8,053,847
Number of shares callable by warrants | shares		8,053,847											8,053,847
Exercise price of warrant | € / shares		€ 0.01											€ 0.01
Subscription price per warrant | € / shares		€ 1.34
T2 BSA Prefunded Warrants
Company information
Warrants exercisable term										10 years
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Company information
Nominal value | € / shares	€ 0.01
Number of warrants issued | shares	43,437,036									43,437,036
Number of shares per warrant | shares	1									1			1					1
Issue of prefunded warrants	€ 58,200
Number of shares callable by warrants | shares										43,437,036
Exercise price of warrant | € / shares										€ 1.35
Subscription price per warrant | € / shares	€ 1.34									€ 1.34
T2 BSA Prefunded Warrants | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Exercise price of warrant | € / shares																		€ 1.35
T3 BSA warrants | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Additional proceeds receivable upon exercise of warrants	€ 116,000											€ 116,000
T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Company information
Number of warrants in each unit | shares										1
Number of shares callable by warrants | shares										38,239,990
Exercise price of warrant | € / shares										€ 1.5
T3 BSAs Warrants Attached To T2 New Shares | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Additional proceeds receivable upon exercise of warrants										€ 57,400
T3 BSAs Warrants Attached To T2 BSA Warrants | Tranche II, 2024 Financing arrangement in three tranches
Company information
Number of warrants in each unit | shares										1
Number of shares callable by warrants | shares										39,093,329
Exercise price of warrant | € / shares										€ 1.5
T3 BSAs Warrants Attached To T2 BSA Warrants | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Additional proceeds receivable upon exercise of warrants										€ 58,600
ABSA warrants | T2 New Share | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Exercise price of warrant | € / shares																		€ 1.35
T2 and T3 BSAs | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Company information
Number of shares callable by warrants | shares										120,800,000
PFW-BSAs | Tranche II, 2024 Financing arrangement in three tranches
Company information
Subscription price per unit | € / shares										€ 1.34
Issue of prefunded warrants										€ 58,200
Lanifibranor | 2023 Royalty Certificates
Company information
Percentage of right annual royalties on future net sales for royalty certificate holders						2.00%
Maximum royalties payable to royalty certificate holders						€ 92,100
Term of royalty certificate						15 years
2024 Royalty Certificates | Lanifibranor
Company information
Percentage of right annual royalties on future net sales for royalty certificate holders				3.00%
Licensing and collaboration agreement with CTTQ
Company information
Exchange rate at the end of period | $ / €												1.175				1.1755	1.125		1.092	1.08	1.082